Document And Entity Information	3 Months Ended
Mar. 31, 2017 shares
Document Information [Line Items]
Entity Registrant Name	ENTREE GOLD INC
Entity Central Index Key	0001271554
Trading Symbol	egi
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Entity Common Stock, Shares Outstanding (in shares)	172,802,967
Document Type	6-K
Document Period End Date	Mar. 31, 2017
Document Fiscal Year Focus	2017
Document Fiscal Period Focus	Q1
Amendment Flag	false